DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization	$ 85	$ 76	$ 170	$ 148
Depreciation, right-of-use assets	2		4
Depreciation and amortization of real estate assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization	70	66	139	131
Depreciation and amortization of non-real estate assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization	$ 15	$ 10	$ 31	$ 17